Equity - Additional Information (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of classes of share capital [line items]
Number of equity shares per American Depository Shares		S/ 5
Quoted share price	S/ 1.87	S/ 4.70
Trading frequency, percentage	100.00%	97.60%
Percentage of net profit transferred to legal reserve	10.00%
Maximum allowed percentage to legal reserve to paid-in capital	20.00%
Voluntary reserve	S/ 29,970	S/ 29,970
Nominal value of share issued	S/ 660,054	S/ 660,054			S/ 1,055,488
Dividend rate percentage		6.80%	6.80%	4.10%
2017 and Onwards [member]
Disclosure of classes of share capital [line items]
Dividend rate percentage	5.00%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized	660,053,790	660,053,790
Par value per share	S/ 1.00	S/ 1.00
Number of shares	259,302,745	264,809,545
American depository shares [member]
Disclosure of classes of share capital [line items]
Number of shares	51,860,549	52,961,909